PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

8. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	As of December 31,
	2024	2025
Deposit(1)	193,777	4,587,250
VAT prepayment	561,482	678,487
Contract cost	372,309	153,533
Employee Reserve	227,444	184,421
Inventories	135,585	170,826
Prepaid expenses	35,249	22,075
Others	102,906	384,029
Total prepayments and other current assets	1,628,752	6,180,621
Less: provision for doubtful accounts	110,609	112,342
Total prepayments and other current assets, net	$1,518,143	$6,068,279

(1)	The balance mainly consists of deposits paid to mining sites.

The Group recorded provision for credit losses of $71,048, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively. The Group did not incur any accounts receivable write-offs during the years ended December 31, 2023, 2024, and 2025.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)